RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest expense	$ 34,714	$ 0
Ms. Ngai Ngai Lam [Member]
Due to related party	$ 300,000	22,464
Annual interest rate	3.45%
Zhang Jian Xin [Member]
Due to related party	$ 700,000	0
Annual interest rate	3.45%
Zhou Mingbo [Member]
Due to related party	$ 400,000	$ 400,000
Annual interest rate	3.30%